Subsequent Events (Details) - Events After Reporting Period [Member]		1 Months Ended
	Jan. 01, 2023	Mar. 27, 2023
Subsequent Events (Details) [Line Items]
Description of purchase agreement	Matrix IT purchased 70% of the share capital of Zebra Technologies Ltd. for NIS 53,000 (including equity). Zebra Technologies Ltd. is engaged in the distribution and marketing of solutions in the fields of data communication, cyber protection, hardware, software and services. As part of the transaction, Matrix IT entered into a mutual option agreement with the seller for the sale and purchase of the remaining shares.
Description of bank loan		Magic Software entered into a loan agreement with an Israeli bank, pursuant to which, Magic Software borrowed $20,000 for a four-year term (the “Bank Loan”). The Bank Loan will mature on March 27, 2027, and will be repaid in four (4) equal annual installments of $6,052 (including interest) as of March 27, 2024. The Bank Loan bears interest at the rate of SOFR + 3.38% and can be redeemed with no additional cost after one (1) year.